Balances with related companies	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Balances with related companies
42	Balances with related companies

(a)	Amounts due from related companies

	Note	2022 RMB million	2021 RMB million
Current
CSAH and its affiliates		10	14
Associates		76	72
Joint ventures		30	28
Other related compan ies		—	1

	50(c)	116	115

		2022	2021
		RMB million	RMB million
Non-current
Associates	50(c)	357	151

As at December 31, 2022, the amounts due from associates include long-term receivables of RMB404 million (including the portion due within one year) relating to finance lease arrangements (December 31, 2021: RMB183 million) (Note(26)(ii)). Other than that, the remaining amounts due from related companies are unsecured, interest-free and have no fixed terms of repayment. They are expected to be recovered within one year.

(b)	Prepayments to related companies for acquisition of long-term assets

	Note	2022 RMB million	2021 RMB million
Non-current
CSAH and its affiliates		429	719
Associates		66	495
Joint ventures		—	88

	30&50(c)	495	1,302

(c)	Amounts due to related companies

	Note	2022 RMB million	2021 RMB million
Current
CSAH and its affiliates		262	174
Associates		14	14
Joint ventures		159	175

	50(c)	435	363

		2022 RMB million	2021 RMB million
Non-current
CSAH and its affiliates	50(c)	85	—

As at December 31, 2022, the amounts due to CSAH and its affiliates include long-term payables of RMB143 million (including the portion due within one year) relating to finance lease arrangements (December 31, 2021: nil) (Note 41). Other than that, the remaining amounts due to related companies are unsecured, interest-free and have no fixed terms of repayment. They are expected to be settled within one year.